Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Mar. 28, 2024
Disclosure of detailed information about intangible assets [abstract]
Mutual fund management contracts with indefinite useful lives	$ 259	$ 259